Property and Equipment - Summary of Change in Property and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment beginning balance	₩ 6,663	₩ 1,498	₩ 946
Recognition of right-of-use assets on initial application of IFRS 16		4,254
Acquisitions/Capital expenditure	4,855	3,722	1,141
Depreciation	(3,783)	(2,748)	(545)
Disposals	(17)	(75)	(59)
Foreign exchange differences	(23)	12	15
Property, plant and equipment ending balance	7,695	6,663	1,498
Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment beginning balance	4,946
Recognition of right-of-use assets on initial application of IFRS 16		4,453
Acquisitions/Capital expenditure	3,784	2,637
Depreciation	(2,957)	(2,135)
Disposals	(13)	(15)
Foreign exchange differences	(23)	6
Property, plant and equipment ending balance	5,737	4,946
Computer and Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment beginning balance	1,057	888	654
Recognition of right-of-use assets on initial application of IFRS 16		(199)
Acquisitions/Capital expenditure	850	711	550
Depreciation	(529)	(344)	(297)
Disposals	(1)		(32)
Foreign exchange differences	3	1	13
Property, plant and equipment ending balance	1,380	1,057	888
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment beginning balance	443	484	165
Acquisitions/Capital expenditure	81	211	472
Depreciation	(213)	(198)	(133)
Disposals	(1)	(58)	(22)
Foreign exchange differences		4	2
Property, plant and equipment ending balance	310	443	484
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Acquisitions/Capital expenditure	128
Property, plant and equipment ending balance	128
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Acquisitions/Capital expenditure	9
Depreciation	(1)
Property, plant and equipment ending balance	8
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment beginning balance	217	126	127
Acquisitions/Capital expenditure	3	163	119
Depreciation	(83)	(71)	(115)
Disposals	(2)	(2)	(5)
Foreign exchange differences	(3)	1
Property, plant and equipment ending balance	₩ 132	₩ 217	₩ 126